UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:    811-21054

          BlackRock Florida Municipal Bond Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Florida Municipal Bond Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:      888-825-2257

Date of fiscal year end:      August 31, 2007
Date of reporting period:      November 30, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
NOVEMBER 30, 2006
BlackRock Florida Municipal Bond Trust (BIE)
(Percentage of Net Assets)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value
		LONG-TERM INVESTMENTS—154.6%
		Florida—143.0%
A	$ 1,000	Boynton Beach, Local Hsg. RB, C/HP Cove, Inc. Proj., 5.30%, 1/01/23, ACA	01/13 @ 100	$1,049,840
AAA	320	City of Cape Coral, Wtr. Util. Impvts. Wtr. RB, 5.00%, 10/01/36, AMBAC	10/16 @ 100	345,523
A2	3,000[3]	City of Lakeland, Hlth., Hosp. & Nursing Home RB, Lakeland Regl. Hlth. Sys. Proj.,
		5.50%, 11/15/12	N/A	3,324,030
AAA	3,630	City of Palm Bay, Wtr. Util. Impvts. Wtr. RB, Zero Coupon, 10/01/28, FGIC	No Opt. Call	1,348,218
NR	890	Cnty. of Madison, Correctional Fac. Impvts. RB, Twin Oaks Juvenile Dev. Proj., Ser. A,
		6.00%, 7/01/25	07/15 @ 100	926,686
AAA	1,250	Cnty. of Bay, Pub. Impvts. Sales Tax RB, 5.125%, 9/01/32, AMBAC	09/12 @ 100	1,328,150
		Cnty. of Miami-Dade,
AAA	5,500	Misc. Tax RB, Ser. A, Zero Coupon, 10/01/26, MBIA	04/08 @ 37.301	1,936,935
AAA	10,000	Recreational Fac. Impvts. Misc. Taxes RB, Ser. B, Zero Coupon, 10/01/30, MBIA	04/08 @ 29.688	2,799,600
AAA	5,410	Recreational Fac. Impvts. Misc. Taxes RB, Ser. B, Zero Coupon, 10/01/32, MBIA	04/08 @ 26.494	1,351,472
AAA	3,350	Cnty. of Orange, Recreational Fac. Impvts. Misc. RB, 5.125%, 10/01/30, AMBAC	04/12 @ 100	3,545,807
AAA	3,105	Cnty. of Osceola, Recreational Fac. Impvts. RB, Ser. A, 5.00%, 10/01/32, FGIC	10/12 @ 100	3,255,624
NR	1,625	Colonial Cntry. Club Cmnty. Dev. Dist., Econ. Impvts. SA, 6.40%, 5/01/33	05/13 @ 101	1,762,231
NR	255	Gateway Svcs. Cmnty. Dev. Dist., Pub. Impvts. SA, 5.50%, 7/01/08	No Opt. Call	255,102
AAA	2,100	Greater Orlando Aviation Auth., Port, Arpt. & Marina RB, Orlando Arpt. Facs. Proj., Ser.
		A, 5.125%, 10/01/32, FSA	10/12 @ 100	2,209,494
A+	4,900[3]	Highlands Cnty. Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Adventist Hlth
		Sys./Sunbelt Proj., Ser. A, 6.00%, 11/15/11	N/A	5,468,253
BBB+	1,810	Hillsborough Cnty. Ind. Dev. Auth., Elec., Pwr. & Lt. RB, Tampa Elec. Co. Proj., 5.50%,
		10/01/23	10/12 @ 100	1,896,572
AA	3,500	Jacksonville Econ. Dev. Comm., Hlth., Hosp. & Nursing Home Impvts. RB, Mayo Clinic
		Jacksonville Proj., Ser. B, 5.50%, 11/15/36	11/11 @ 101	3,777,130
		JEA,
Aa2	5,000[3]	Elec., Pwr. & Lt. Impvts. RB, Ser. A, 5.50%, 10/01/07	N/A	5,080,600
AAA	5,425	Wtr. Util. Impvts. Wtr. RB, Ser. A, 5.375%, 10/01/30, MBIA	04/07 @ 100	5,452,016
BBB-	1,000	Lee Cnty. Indl. Dev. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Shell Point/Alliance
		Oblig. Grp. Proj., 5.125%, 11/15/36	11/16 @ 100	1,035,880
BB+	1,500	Miami Beach Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Mt. Sinai Med.
		Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	1,739,955
AAA	3,150	Mun. Loan Council, Ad Valorem Ppty. Tax RB, Ser. A, 5.125%, 5/01/32, MBIA	05/12 @ 101	3,362,310
NR	750	New River Cmnty. Dev. Dist., Cap. Impvt. SA, Ser. B, 5.00%, 5/01/13	No Opt. Call	748,830
		Orange Cnty. Hlth. Facs. Auth.,
NR	340	Misc. RB, Orlando Lutheran Towers Proj., 5.375%, 7/01/20	07/15 @ 100	346,892
NR	305	Misc. RB, Orlando Lutheran Towers Proj., 5.70%, 7/01/26	07/15 @ 100	318,271
A	5,000[3]	Hlth., Hosp. & Nursing Home Impvts. RB, Orlando Regl. Hlth. Care Proj., 5.75%,
		12/01/12	N/A	5,558,600
AAA	3,000	Palm Beach Cnty. Sch. Brd., Sch. Impvts. Lease Appropriation COP, Ser. C, 5.00%,
		8/01/27, FSA	08/12 @ 100	3,142,920
AAA	1,500[3]	Port St. Lucie, Swr. Impvts. Mult. Util. RB, 5.125%, 9/01/11, MBIA	N/A	1,602,405
AA-	2,000	South Broward Hosp. Dist., Hlth., Hosp. & Nursing Home Impvts. RB, 5.60%, 5/01/27	05/12 @ 101	2,169,380
		South Florida Wtr. Mgmt. Dist., Wtr. Util. Impvts. Lease Apprptriation COP,
AAA	200	5.00%, 10/01/31, AMBAC	10/16 @ 100	215,278
AAA	380	5.00%, 10/01/36, AMBAC	10/16 @ 100	408,071
NR	1,655	Stevens Plantation Impvt. Proj. Dependent Spl. Dist., Pub. Impvts. Misc. RB, 6.375%,
		5/01/13	No Opt. Call	1,719,744
NR	2,740	Sumter Cnty. Indl. Dev. Auth., Ind. Impvts RB, North Sumter Util. Co. LLC Proj., 6.80%,
		10/01/32, AMT	10/09 @ 100	2,871,164
AAA	250	Univ. of Central Florida, Lease COP, Univ. of Central Florida Convocation Corp. Proj.,
		Ser. A, 5.00%, 10/01/35, FGIC	10/15 @ 100	265,230
NR4	1,455	Vlg. Cmnty. Dev. Dist. No. 5, Public Impvts. SA, Ser. A, 6.50%, 5/01/33	05/13 @ 101	1,584,117

1

BlackRock Florida Municipal Bond Trust (BIE) (continued)
(Percentage of Net Assets)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value
		Florida—(cont'd)
		Volusia Cnty Edl. Fac. Auth., Univ. & Coll. Impvts. RB, Embry-Riddle Aeronautical Proj.,
AA	$ 1,250	5.20%, 10/15/26, RAA	10/13 @ 100	$1,327,900
AA	1,610	5.20%, 10/15/33, RAA	10/13 @ 100	1,706,970
				77,237,200
		Multi-State—6.5%
Baa1	3,000[5]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	3,495,930
		Puerto Rico—5.1%
BBB	2,565[3]	Pub. Bldgs. Auth., Pub. Impvts. Lease RB, Ser. D, 5.25%, 7/01/12	N/A	2,782,768
		Total Investments —154.6% (cost $76,998,3696)		$83,515,898
		Other assets in excess of liabilities —0.5%		262,746
		Preferred shares at redemption value, including dividends payable —(55.1)%		(29,777,936)
		Net Assets Applicable to Common Shareholders—100%		$54,000,708

__________
[1]	Using the highest of Standard & Poor's, Moody's Investors Service or Fitch's Ratings.

[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

[3]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[4]	Security is deemed to be of investment grade quality by the investment advisor.

[5]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of November 30, 2006, the Trust held 6.5% of its net assets, with a current market value of $3,495,930, in securities restricted as to resale.

[6]	Cost for federal income tax purposes is $76,944,987. The net unrealized appreciation on a tax basis is $6,570,911, consisting of $6,571,151 gross unrealized appreciation and $240 gross unrealized depreciation.

KEY TO ABBREVIATIONS

ACA	—	American Capital Access	FSA	—	Financial Security Assurance
AMBAC	—	American Municipal Bond Assurance Corp.	MBIA	—	Municipal Bond Insurance Assoc.
AMT	—	Subject to Alternative Minimum Tax	RAA	—	Radian Asset Assurance
COP	—	Certificate of Participation	RB	—	Revenue Bond
FGIC	—	Financial Guaranty Insurance Co.	SA	—	Special Assessment

2

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BlackRock Florida Municipal Bond Trust

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: January 25, 2007

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: January 25, 2007

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: January 25, 2007